MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 118
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
The majority of the Plan’s investment assets are held in a trust account by the Trustee and consist of an undivided interest in investment accounts of the Master Trust. Use of the Master Trust permits the commingling of trust assets with the assets of other plans sponsored by the Company for investment and administrative purposes. Although assets of the plans are commingled in the Master Trust, the Recordkeeper maintains supporting records for the purpose of allocating the net gain or loss of the investment account to the participating plans. The net investment income or loss of the investment assets and administrative expenses are allocated by the Recordkeeper to each participating plan based on the relationship of the interest of each plan to the total of the interests of the participating plans.
The Master Trust is subject to master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different master netting arrangement possibly resulting in the need for multiple agreements with a single counterparty. Master netting agreements are specific to each different asset type; therefore, they allow the Master Trust to net its total exposure to a specified counterparty and settle it through a single payment, in a single currency in the event of a default with respect to any and all the transactions governed under a single agreement with the counterparty.
The total and net assets of the Master Trust at December 31, 2025 and 2024, are summarized as follows (in thousands):

	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances

	2025		2024
Master Trust net assets:
Common stock of International Paper Company	$187,581	$35,442	$274,839	$52,025
Equities	4,063,771	1,014,235	4,140,648	1,020,038
Fixed income	1,210,182	325,036	1,017,411	266,676
Derivatives	1,108	209	1,966	376
Cash and cash equivalents	35,445	8,507	66,667	17,095
Collateral held under securities lending	17,710	4,605	28,801	7,459
Real Estate Funds	45,953	14,236	45,691	15,053
Total investments at fair value	5,561,750	1,402,270	5,576,023	1,378,722
Stable Value fund at contract value	831,284	258,238	944,534	302,323
Total investments	6,393,034	1,660,508	6,520,557	1,681,045
Receivable for securities sold	33,750	8,775	60,779	15,377
Other receivables	11,618	3,171	15,143	6,381
Total receivables	45,368	11,946	75,922	21,758
Total Master Trust assets	6,438,402	1,672,454	6,596,479	1,702,803
Liability to return collateral held under securities lending agreements	17,710	4,605	28,801	7,459
Payable for securities purchased	62,982	16,375	100,358	25,390
Other payables	12,158	1,430	18,114	1,493
Total liabilities	92,850	22,410	147,273	34,342
Total Master Trust net assets	$6,345,552	$1,650,044	$6,449,206	$1,668,461
Plan interest in the Master Trust as a percentage of total	26.0%		25.9%

The net investment income of the Master Trust for the year ended December 31, 2025 is summarized below (in thousands):

2025
Master Trust investment income
Net appreciation of investments	$767,473
Interest	34,601
Dividends	21,922
Total Master Trust investment income	$823,996
Investment income — Plan interest in Master Trust	$213,068
The securities on loan under lending agreements from the Master Trust as of December 31, 2025 and 2024, are summarized below (in thousands):

Securities on loan	2025	2024
Equities	$11,421	$25,128
Fixed Income	5,770	2,878
Total Securities on loan	$17,191	$28,006